OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of other non-current assets [Abstract]
OTHER ASSETS
NOTE 21: OTHER ASSETS

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Property, plant and equipment:
Investment properties	4	4	—	—
Premises	803	866	509	541
Equipment	1,627	2,055	1,372	1,779
Operating lease assets (see below)	4,196	3,958	—	—
Right-of-use assets (note 22)	1,268	1,434	690	778
	7,898	8,317	2,571	3,098
Settlement balances	52	202	51	100
Prepayments	905	1,030	488	443
Other assets	744	660	363	211
Total other assets	9,599	10,209	3,473	3,852
Operating lease assets
At 31 December the future minimum rentals receivable by the Group under non-cancellable operating leases were as follows:

	2021	2020
	£m	£m
Within 1 year	848	864
1 to 2 years	561	548
2 to 3 years	288	274
3 to 4 years	86	78
4 to 5 years	8	7
Over 5 years	—	—
Total future minimum rentals receivable	1,791	1,771
Operating lease assets at 31 December 2021 of £4,196 million included £728 million relating to electric vehicles, an increase of 128 per cent on 2020, £2,531 million relating to internal combustion engine vehicles, a decrease of 15 per cent on 2020, £928 million relating to hybrid vehicles, an increase of 41 per cent on 2020